Restatement of prior periods following implementation of IFRS 15	12 Months Ended
Jun. 30, 2019
Restatement of prior periods following implementation of IFRS 15
Restatement of prior periods following implementation of IFRS 15

33 Restatement of prior periods following implementation of IFRS 15

The Group adopted IFRS 15 ‘Revenue from contracts with customers’ with effect from 1 July 2018. The implementation of IFRS 15 had a cumulative material impact on the Group’s financial statements as at 1 July 2018 and consequently prior year amounts have been restated. The following tables and notes explain how this restatement affected the consolidated statement of profit or loss, consolidated statement of comprehensive income, consolidated balance sheet, and consolidated statement of cash flows.

Commercial revenue

IFRS 15 focuses on the identification and satisfaction of performance obligations and includes specific guidance on the methods for measuring progress towards complete satisfaction of a performance obligation therefore revenue on certain commercial contracts is recognised earlier under IFRS 15. The effect of the retrospective application is an increase in cumulative revenue recognised over the financial years up to and including the year ended 30 June 2018 including a reduction to the amount of revenue recognised during the financial year ended 30 June 2018 only.

Broadcasting revenue

The adoption of IFRS 15 impacted the recognition of broadcasting revenue in prior year quarters, however, it did not affect the amount of broadcasting revenue recognized for the financial year as a whole.

Matchday revenue

The adoption of IFRS 15 has no impact on the recognition of matchday revenue.

Tax, deferred tax, hedging reserve, retained earnings and deferred revenue

The impact of the above changes in revenue recognition had subsequent impact on tax (including deferred tax), the hedging reserve, retained earnings and deferred revenue.

Tax—adjustments to the tax expense and deferred tax are directly in line with the adjustments to revenue.

Hedging reserve—adjustments to commercial revenue impact the hedging reserve as the underlying US dollar revenue is initially hedged against a portion of the Group’s US dollar net borrowings. Amounts accumulated in the hedging reserve are reclassified to the statement of profit or loss in the period when the hedged revenue is recognized in the statement of profit or loss.

Deferred revenue—all other adjustments to revenue impact deferred revenue as the revenue is received or receivable prior to the period in which the revenue is recognised.

Consolidated statement of profit or loss for the year ended 30 June 2017

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Commercial revenue	275,471	50	275,521
Broadcasting revenue	194,098	—	194,098
Matchday revenue	111,635	—	111,635
Total revenue	581,204	50	581,254
Operating expenses	(511,315)	—	(511,315)
Profit on disposal of intangible assets	10,926	—	10,926
Operating profit	80,815	50	80,865
Finance costs	(25,013)	—	(25,013)
Finance income	736	—	736
Net finance costs	(24,277)	—	(24,277)
Profit before income tax	56,538	50	56,588
Income tax expense	(17,361)	(18)	(17,379)
Profit for the year	39,177	32	39,209

Earnings per share during the year:
Basic earnings per share (pence)	23.88	0.02	23.90
Diluted earnings per share (pence)	23.82	0.02	23.84

Consolidated statement of comprehensive income for the year ended 30 June 2017

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Profit for the year	39,177	32	39,209
Other comprehensive income:
Items that may be subsequently reclassified to profit or loss
Movements on hedges	1,946	525	2,471
Tax expense relating to movements on hedges	(681)	(184)	(865)
Other comprehensive income for the year, net of tax	1,265	341	1,606
Total comprehensive income for the year	40,442	373	40,815

Consolidated balance sheet as of 30 June 2017

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
ASSETS
Non-current assets
Property, plant and equipment	244,738	—	244,738
Investment properties	13,966	—	13,966
Intangible assets	717,544	—	717,544
Deferred tax asset	142,107	(622)	141,485
Trade receivables	15,399	—	15,399
Derivative financial instruments	1,666	—	1,666
	1,135,420	(622)	1,134,798
Current assets
Inventories	1,637	—	1,637
Prepayments	13,500	—	13,500
Contract assets—accrued revenue	28,755	—	28,755
Trade receivables	61,207	—	61,207
Other receivables	270	—	270
Derivative financial instruments	3,218	—	3,218
Cash and cash equivalents	290,267	—	290,267
	398,854	—	398,854
Total assets	1,534,274	(622)	1,533,652
EQUITY AND LIABILITIES
Equity
Share capital	53	—	53
Share premium	68,822	—	68,822
Merger reserve	249,030	—	249,030
Hedging reserve	(31,724)	453	(31,271)
Retained earnings	191,436	2,017	193,453
	477,617	2,470	480,087
Non-current liabilities
Deferred tax liabilities	20,828	708	21,536
Contract liabilities—deferred revenue	39,648	—	39,648
Trade and other payables	83,587	—	83,587
Borrowings	497,630	—	497,630
Derivative financial instruments	655	—	655
	642,348	708	643,056
Current liabilities
Contract liabilities—deferred revenue	207,245	(3,800)	203,445
Trade and other payables	190,315	—	190,315
Tax liabilities	9,772	—	9,772
Borrowings	5,724	—	5,724
Derivative financial instruments	1,253	—	1,253
	414,309	(3,800)	410,509
Total equity and liabilities	1,534,274	(622)	1,533,652

Consolidated statement of cash flows for the year ended 30 June 2017

The implementation of IFRS 15 affected elements of cash generated from operations but did not affect the overall total. Other than that, the implementation of IFRS 15 had no impact on the consolidated statement of cash flows.

Cash generated from operations for the year ended 30 June 2017

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Profit before tax	56,538	50	56,588
Depreciation	10,228	—	10,228
Impairment reversal	(4,753)	—	(4,753)
Amortization	124,434	—	124,434
Profit on disposal of intangible assets	(10,926)	—	(10,926)
Net finance costs	24,277	—	24,277
Loss on disposal of property, plant and equipment	43		43
Non-cash employee benefit expense—equity-settled share-based payments	2,187	—	2,187
Foreign exchange losses on operating activities	2,646	—	2,646
Reclassified from hedging reserve	4,765	525	5,290
Changes in working capital:
Inventories	(711)	—	(711)
Prepayments	895	—	895
Contract assets—accrued revenue	12,198	—	12,198
Trade receivables	5,089	—	5,089
Other receivables	(657)	—	(657)
Contract liabilities—deferred revenue	19,151	(575)	18,576
Trade and other payables	6,355	—	6,355
Cash generated from operations	251,759	—	251,759

Consolidated statement of profit or loss for the year ended 30 June 2018

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Commercial revenue	276,099	(264)	275,835
Broadcasting revenue	204,137	—	204,137
Matchday revenue	109,786	—	109,786
Total revenue	590,022	(264)	589,758
Operating expenses	(564,006)	—	(564,006)
Profit on disposal of intangible assets	18,119	—	18,119
Operating profit	44,135	(264)	43,871
Finance costs	(24,233)	—	(24,233)
Finance income	6,195	—	6,195
Net finance costs	(18,038)	—	(18,038)
Profit before income tax	26,097	(264)	25,833
Income tax expense	(63,367)	(95)	(63,462)
Loss for the year	(37,270)	(359)	(37,629)

Loss per share during the year:
Basic loss per share (pence)	(22.70)	(0.22)	(22.92)
Diluted loss per share (pence)	(22.70)	(0.22)	(22.92)

Consolidated statement of comprehensive income for the year ended 30 June 2018

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Loss for the year	(37,270)	(359)	(37,629)
Other comprehensive income:
Items that may be subsequently reclassified to profit or loss
Movements on hedges	25,878	(481)	25,397
Tax expense relating to movements on hedges	(21,892)	208	(21,684)
Other comprehensive income for the year, net of tax	3,986	(273)	3,713
Total comprehensive loss for the year	(33,284)	(632)	(33,916)

Consolidated balance sheet as of 30 June 2018

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
ASSETS
Non-current assets
Property, plant and equipment	245,401	—	245,401
Investment properties	13,836	—	13,836
Intangible assets	799,640	—	799,640
Deferred tax asset	63,974	(642)	63,332
Trade receivables	4,724	—	4,724
Tax receivable	547	—	547
Derivative financial instruments	4,807	—	4,807
	1,132,929	(642)	1,132,287
Current assets
Inventories	1,416	—	1,416
Prepayments	10,862	—	10,862
Contract assets—accrued revenue	38,018	—	38,018
Trade receivables	119,073	—	119,073
Other receivables	107	—	107
Tax receivable	800	—	800
Derivative financial instruments	1,159	—	1,159
Cash and cash equivalents	242,022	—	242,022
	413,457	—	413,457
Total assets	1,546,386	(642)	1,545,744

EQUITY AND LIABILITIES
Equity
Share capital	53	—	53
Share premium	68,822	—	68,822
Merger reserve	249,030	—	249,030
Hedging reserve	(27,738)	180	(27,558)
Retained earnings	135,099	1,658	136,757
	425,266	1,838	427,104
Non-current liabilities
Deferred tax liabilities	28,559	575	29,134
Contract liabilities—deferred revenue	37,085	—	37,085
Trade and other payables	104,271	—	104,271
Borrowings	486,694	—	486,694
	656,609	575	657,184
Current liabilities
Contract liabilities—deferred revenue	183,567	(3,055)	180,512
Trade and other payables	267,996	—	267,996
Tax liabilities	3,874	—	3,874
Borrowings	9,074	—	9,074
	464,511	(3,055)	461,456
Total equity and liabilities	1,546,386	(642)	1,545,744

Consolidated statement of cash flows for the year ended 30 June 2018

The implementation of IFRS 15 affected elements of cash generated from operations but did not affect the overall total. Other than that, the implementation of IFRS 15 had no impact on the consolidated statement of cash flows.

Cash generated from operations for the year ended 30 June 2018

	As previously
	reported	Adjustment	Restated
	£’000	£’000	£’000
Profit before tax	26,097	(264)	25,833
Depreciation	10,755	—	10,755
Amortization	138,380	—	138,380
Profit on disposal of intangible assets	(18,119)	—	(18,119)
Net finance costs	18,038	—	18,038
Profit on disposal of property, plant and equipment	(81)		(81)
Equity-settled share-based payments	2,915	—	2,915
Foreign exchange losses on operating activities	994	—	994
Reclassified from hedging reserve	14,395	(481)	13,914
Changes in working capital:
Inventories	221	—	221
Prepayments	2,638	—	2,638
Contract assets—accrued revenue	(9,263)	—	(9,263)
Trade receivables	(64,492)	—	(64,492)
Other receivables	163	—	163
Contract liabilities—deferred revenue	(26,241)	745	(25,496)
Trade and other payables	23,204	—	23,204
Cash generated from operations	119,604	—	119,604